Related Party Transactions	3 Months Ended
Sep. 30, 2014
Notes
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

(For the years ended December 31, 2013 and December 31, 2012)

Free office space provided by chief executive officer

The Company has been provided office space by its chief executive officer Ardell Mees at no cost. Management has determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Share issued for consulting services

On June 7, 2013, the Company issued 2,250,000 common shares to Calvin Mees for consulting services. Calvin Mees is the brother of the Company’s CEO Ardell Mees. See Note 7 for further details.

Share exchange agreement

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company. The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.

NOTE 7 – RELATED PARTY TRANSACTIONS

(For the nine months ended September 30, 2014 and September 30, 2013)

Free office space provided by chief executive officer

The Company has been provided office space by its chief executive officer Ardell Mees at no cost. Management has determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Share exchange agreement

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company. The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.